Share-Based Payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
Note 19 - Share-Based Payment

Details of the plan to allocate options to Company employees:

Grant date	Number of offerees	Total number of options	Exercise price in NIS	Exercise price in USD	Value of option in NIS	Value of option in USD	Number of options which were exercised as of the date of the financial report	Number of options which expired / were forfeited as of the date of the financial report	Expiration date of the options	Number of options remaining as of the date of the financial report
2/5/2018	6	310,000	18.40	5.35	7.70	2.24	228,564	36,250	2/5/2025	0
7/26/2018	2	80,000	19.08	5.24	8.35	2.30	40,000	-	7/26/2025	0
8/26/2018	5	200,000	18.75	5.15	8.63	2.37	114,069	30,000	8/26/2025	51,931
9/12/2018(A)(B)	2	1,350,000	19.61	5.47	8.55	2.38	388,131	-	9/12/2025	976,772
(B)28/10/2018	2	1,602,000	19.95	5.39	7.87	2.12	432,221	-	10/28/2025	541,596
11/1/2018	2	495,000	19.87	5.36	8.40	2.27	129,361	-	11/1/2025	265,386
3/31/2019	3	100,000	21.74	5.99	9.61	2.65	40,000	40,000	3/31/2026	0
4/4/2019	2	80,000	22.00	6.11	9.40	2.61	60,000	-	4/4/2026	0
5/27/2019	3	80,000	23.70	6.56	10.34	2.86	30,000	30,000	5/27/2026	20,000
11/28/2019	4	110,000	41.57	11.98	19.06	5.49	16,000	40,000	11/28/2026	54,000
28/11/2019(C)	1	100,000	41.97	12.09	18.00	5.19	-		11/28/2026	100,000
1/20/2020	20	271,500	44.68	12.93	19.70	5.70	49,500	59,250	1/20/2027	136,750
12/04/2020 (D)	1	70,000	41.10	11.48	15.50	4.33	19,953	-	4/12/2027	50,047
5/17/2020	6	110,000	48.50	13.69	19.70	5.56	-	22,500	5/17/2027	60,000
7/23/2020	3	45,000	54.60	15.96	19.80	5.79	17,500	16,250	7/23/2027	10,000
10/13/2020	1	103,000	62.09	18.34	27.70	8.18	-	-	10/13/2027	41,875
11/10/2020	7	115,000	64.80	19.19	24.10	7.14	7,500	42,500	11/10/2027	65,000
5/25/2021	9	141,000	65.79	20.29	24.60	7.59	10,000	49,500	5/25/2028	81,500
9/30/2021	26	674,000	69.76	21.60	25.90	8.02	-	249,000	9/30/2028	425,000
9/30/2021	1	60,000	70.90	21.96	25.90	8.02	-		9/30/2028	60,000
(E)30/09/2021	4	1,182,000	71.80	22.24	25.90	8.02	-	240,000	9/30/2028	942,000
(F)30/09/2021	5	780,000	71.80	22.24	25.90	8.02	-		9/30/2028	780,000
10/31/2021	1	10,000	72.70	23.20	30.20	9.64	-		10/31/2028	10,000
2/8/2022	9	541,400	72.30	22.43	23.93	7.42	-	54,100	2/8/2029	487,300
2/13/2022	21	282,000	72.80	22.32	22.69	6.96	-	64,000	2/13/2029	218,000
4/17/2022	72	269,250	77.20	23.86	27.92	8.63	-	82,500	4/17/2029	186,750
28/06/2022(G)	1	100,000	68.64	19.98	28.14	8.19	-		6/28/2029	100,000
6/28/2022	9	146,000	63.90	18.60	29.53	8.59	-		6/28/2029	146,000
9/1/2022	10	97,000	79.60	23.66	33.82	10.05	-	13,000	9/1/2029	84,000
9/1/2022	1	10,000	81.40	24.20	33.15	9.85	-		9/1/2029	10,000
10/30/2022	1	25,000	78.20	22.15	29.10	8.24	-		10/30/2029	25,000
12/18/2022	9	126,000	74.70	21.71	30.26	8.79	-	25,000	12/18/2029	101,000
3/14/2023	12	124,000	64.90	17.89	23.83	6.57	-	37,000	3/14/2030	87,000
3/23/2023	37	114,000	60.32	16.70	24.73	6.85	-	33,000	3/23/2030	81,000
24/04/2023(H)	2	220,000	61.52	16.80	23.63	6.45	-		4/24/2030	220,000
5/25/2023	1	24,000	62.60	16.78	30.74	8.24	-		5/25/2030	24,000
18/12/2023(I)	2	146,427	62.81	17.19	31.53	8.63	-		12/18/2030	146,427
(O)08/01/2024	31	168,892	68.04	18.30	26.41	7.10	-	16,842	1/8/2031	152,050
(O)08/01/2024	1	20,000	68.04	18.30	27.96	7.52	-		1/8/2031	20,000
08/01/2024(P)	121	444,343	-	-	67.52	18.16	-	37,107	1/8/2031	407,236
30/01/2024(P)	112	286,821	-	-	64.72	17.72	-	46,248	1/30/2031	240,573
17/04/2024(J)	8	131,928	-	-	61.54	16.30	-		4/17/2031	131,928
21/04/2024(O)	10	55,944	62.08	16.41	24.98	6.60	-		4/21/2031	55,944
21/04/2024(K)	2	89,669	62.08	16.41	26.83	7.09	-		4/21/2031	89,669
21/04/2024(P)	42	62,983	-	-	62.38	16.49	-	2,352	4/21/2031	60,631
21/04/2024(L)	14	240,129	-	-	62.38	16.49	-	14,328	4/21/2031	225,801
15/09/2024(O)	14	82,312	59.45	16.04	25.84	6.97	-		9/15/2031	82,312
15/09/2024(M)	2	208,341	59.45	16.04	27.63	7.45	-		9/15/2031	208,341
15/09/2024(P)	31	87,862	-	-	60.77	16.39	-		9/15/2031	87,862
15/09/2024(N)	3	55,673	-	-	60.77	16.39	-		9/15/2031	55,673
Total		12,228,474					1,582,798	1,280,727		8,406,355

The valuation of the options was performed using the binomial model. The calculation of the benefit value included taking into account the share price and its volatility, the exercise price, the risk-free interest rate and the expected lifetime of the option.

The options are convertible into ordinary shares of the company, NIS 0.1 par value each.

The valuation of the RSUs is at the share price as of grant date.

General description of the Company’s options:

In general, and in respect of the description of all of the allocations in this report, the options will be exercised in accordance with the cashless exercise mechanism, as specified in the options plan. Subject to the other terms of the options plan, eligibility will materialize for each of the aforementioned offerees to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date. In certain cases different vesting dates were determined, as specified below, and unless stated otherwise, the vesting dates are as stated in this paragraph. The options are subject to standard adjustments in accordance with the options plan, including, inter alia, in case of dividend distribution, and issuance of rights and bonus shares. All option allocations were performed based on the Company’s current options plan. In case of termination of employment, the offeree is given a limited period to exercise vested options only. In cases of termination of employment / activity in circumstances which were defined as severe, the Company will have the possibility to revoke rights.

Details regarding material allocations:

(A)
On September 12, 2018, the Company allocated 360,000 non-marketable and non-transferable options to the Company’s Chairman of the Board, Mr. Yair Seroussi, which are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, on a quarterly basis. For details regarding the exercise price, see the table presented above.

(B)
On September 12, 2018 and October 28, 2018, the Company allocated 990,000 non-marketable and non-transferable options to Gilad Yavetz, and 1,602,000 non-marketable and non-transferable options to Zafrir Yoeli and Amit Paz together.

The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.

(C)
On November 28, 2019, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(D)
On April 12, 2020, the Company performed a private allocation of 70,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(E)
On September 30, 2021, a the Company performed a private allocation of 1,182,000 non-marketable and non-transferable options of the Company to the three founders: Gilad Yavetz, Zafrir Yoeli and Amit Paz, and to the Chairman of the Board. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.

On September 30, 2022, Yoeli Zafarir departed the company, and therefore 240,000 options that have not yet matured expired.

(F)
On September 30, 2021, the Company performed a private allocation of 780,000 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year. For details regarding the exercise price, see the above table.

(G)
On June 28, 2022, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(H)
On April 24, 2023, the Company performed a private allocation of 220,000 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(I)
On December 18, 2023, the Company performed a private allocation of 146,427 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.

(J)
On April 17, 2024, the company granted restricted stock units (RSUs) the Company’s Chairman of the Board, Mr. Yair Seroussi and to Company’s CEO Gilad Yavetz, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

On April 17, 2024, the company granted restricted stock units (RSUs) to the Company’s External Directors, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 3 years.

(K)
On April 21, 2024, the Company performed a private allocation of 40,000 non-marketable and non-transferable options of the Company to its management member. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. For details regarding the exercise price, see the above table.

(L)
On April 21, 2024, the company granted restricted stock units (RSUs) to its management members, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(M)
On September 15, 2024, the Company performed a private allocation of 137,369 non-marketable and non-transferable options of the Company to its management members. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. For details regarding the exercise price, see the above table.

(N)
On September 15, 2024, the company granted restricted stock units (RSUs) to its management members, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(O)
In 2024, options were granted to employees which are exercisable on a cashless basis. Eligibility to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.

(P)
In 2024, restricted stock units (RSUs) were granted to employees which upon fulfillment of the conditions and vesting dates, will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each. Vesting period will be distributed equally and annually over 4 years.

Details on options grants of the year ended December 31, 2024

Grant date	08/01/2024	08/01/2024	21/04/2024	21/04/2024	15/09/2024	15/09/2024

Number of options	168,892	20,000	55,944	89,669	82,312	208,341
Option value in NIS	26.41	27.96	24.98	26.83	25.84	27.63
Option value in USD	7.10	7.52	6.60	7.09	6.97	7.45
Exercise price in NIS	68.04	68.04	62.08	62.08	59.45	59.45
Share price in NIS	67.52	67.52	62.38	62.38	60.77	60.77
Risk-free interest rate	3.85%	3.85%	4.58%	4.58%	4.55%	4.55%
Standard deviation	33.74%	33.74%	33.42%	33.42%	36.35%	36.35%
Value of options in NIS Thousands	4,460	559	1,397	2,406	2,127	5,756
Value of options in USD Thousands	1,200	150	369	636	574	1,553

Options expiration	7 years

The valuation of the RSUs is at the share price as of grant date.